SUPPLEMENT DATED MAY 1, 2007

TO PROSPECTUS DATED MAY 1, 2004

Variable Protector

Issued through

Life Investors Variable Life Account A

By

Life Investors Insurance Company of America

Change in Principal Underwriter

Effective May 1, 2007, our affiliate, Transamerica Capital, Inc. (“TCI”) replaced our affiliate, AFSG Securities Corporation as principal underwriter for the Policies.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR MAY 1, 2004 PRODUCT PROSPECTUS